111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                                            March 4, 2024

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust VIII (the “Trust”) (File Nos. 33-37972 and 811-5262) on behalf of MFS® Global Growth Fund and MFS® Income Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2024.

Please call the undersigned at (617) 954-5655 or Hayes Gatie at (617) 954-6851 with any questions you may have.

                                         Very truly yours,

                                         WILLIAM B. WILSON
                                          William B. Wilson
                                         Assistant Vice President and Senior Counsel

WBW/ada